Seasons Series Trust


      Supplement to the Prospectus dated July 5, 2000



  On May 1, 2001 Bankers Trust Company ("Bankers Trust") changed its name to Deutsche Asset Management, Inc.("DAMI").
  All references in the prospectus are hereby changed accordingly.












            Dated:    May 1, 2001